Exhibit 99.1

World Omni Auto Receivables Trust 2018-D
Monthly Servicer Certificate
August 31, 2022

Dates Covered
Collections Period	08/01/22 - 08/31/22
Interest Accrual Period	08/15/22 - 09/14/22
30/360 Days	30
Actual/360 Days	31
Distribution Date	09/15/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/22	137,570,635.36	14,339
Yield Supplement Overcollateralization Amount 07/31/22	2,971,033.67	0
Receivables Balance 07/31/22	140,541,669.03	14,339
Principal Payments	9,165,192.87	485
Defaulted Receivables	94,176.65	7
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/22	2,662,204.63	0
Pool Balance at 08/31/22	128,620,094.88	13,847

Pool Statistics	$ Amount	# of Accounts
Pool Factor	11.77%
Prepayment ABS Speed	1.16%
Aggregate Starting Principal Balance	1,115,466,187.84	38,980

Delinquent Receivables:
Past Due 31-60 days	2,083,021.82	151
Past Due 61-90 days	812,977.72	53
Past Due 91-120 days	6,623.25	1
Past Due 121+ days	0.00	0
Total	2,902,622.79	205

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.21%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.62%
Delinquency Trigger Occurred	NO

Recoveries	145,876.82
Aggregate Net Losses/(Gains) - August 2022	(51,700.17)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-0.44%
Prior Net Losses/(Gains) Ratio	0.36%
Second Prior Net Losses/(Gains) Ratio	-0.53%
Third Prior Net Losses/(Gains) Ratio	-0.16%
Four Month Average	-0.19%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.05%

Overcollateralization Target Amount	5,219,239.01
Actual Overcollateralization	5,219,239.01
Weighted Average Contract Rate	4.34%
Weighted Average Contract Rate, Yield Adjusted	6.58%
Weighted Average Remaining Term	23.18

Flow of Funds	$ Amount
Collections	9,836,337.01
Investment Earnings on Cash Accounts	5,256.75
Servicing Fee	(117,118.06)
Transfer to Collection Account	0.00
Available Funds	9,724,475.70

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	243,923.87
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	95,787.00
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Class C Interest	50,471.25
(7) Noteholders' Third Priority Principal Distributable Amount	3,731,301.47
(8) Required Reserve Account	0.00
(9) Noteholders' Principal Distributable Amount	5,219,239.01
(10) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(11) Distribution to Certificateholders	383,753.10

Total Distributions of Available Funds	9,724,475.70

Servicing Fee	117,118.06
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	994,260,000.00
Original Class B	31,320,000.00
Original Class C	15,650,000.00

Total Class A, B, & C
Note Balance @ 08/15/22	132,351,396.35
Principal Paid	8,950,540.48
Note Balance @ 09/15/22	123,400,855.87

Class A-1
Note Balance @ 08/15/22	0.00
Principal Paid	0.00
Note Balance @ 09/15/22	0.00
Note Factor @ 09/15/22	0.0000000%

Class A-2a
Note Balance @ 08/15/22	0.00
Principal Paid	0.00
Note Balance @ 09/15/22	0.00
Note Factor @ 09/15/22	0.0000000%

Class A-2b
Note Balance @ 08/15/22	0.00
Principal Paid	0.00
Note Balance @ 09/15/22	0.00
Note Factor @ 09/15/22	0.0000000%

Class A-3
Note Balance @ 08/15/22	9,121,396.35
Principal Paid	8,950,540.48
Note Balance @ 09/15/22	170,855.87
Note Factor @ 09/15/22	0.0486769%

Class A-4
Note Balance @ 08/15/22	76,260,000.00
Principal Paid	0.00
Note Balance @ 09/15/22	76,260,000.00
Note Factor @ 09/15/22	100.0000000%

Class B
Note Balance @ 08/15/22	31,320,000.00
Principal Paid	0.00
Note Balance @ 09/15/22	31,320,000.00
Note Factor @ 09/15/22	100.0000000%

Class C
Note Balance @ 08/15/22	15,650,000.00
Principal Paid	0.00
Note Balance @ 09/15/22	15,650,000.00
Note Factor @ 09/15/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	390,182.12
Total Principal Paid	8,950,540.48
Total Paid	9,340,722.60

Class A-1
Coupon	2.44054%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	3.01000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	N/A
Coupon	0.14000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	3.33000%
Interest Paid	25,311.87
Principal Paid	8,950,540.48
Total Paid to A-3 Holders	8,975,852.35

Class A-4
Coupon	3.44000%
Interest Paid	218,612.00
Principal Paid	0.00
Total Paid to A-4 Holders	218,612.00

Class B
Coupon	3.67000%
Interest Paid	95,787.00
Principal Paid	0.00
Total Paid to B Holders	95,787.00

Class C
Coupon	3.87000%
Interest Paid	50,471.25
Principal Paid	0.00
Total Paid to C Holders	50,471.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.3747319
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	8.5961224
Total Distribution Amount	8.9708543

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0721136
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	25.5001153
Total A-3 Distribution Amount	25.5722289

A-4 Interest Distribution Amount	2.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.8666667

B Interest Distribution Amount	3.0583333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.0583333

C Interest Distribution Amount	3.2250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.2250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	416.88
Noteholders' Principal Distributable Amount	583.12

Account Balances	$ Amount
Reserve Account
Balance as of 08/15/22	2,609,619.51
Investment Earnings	4,714.71
Investment Earnings Paid	(4,714.71)
Deposit/(Withdrawal)	-
Balance as of 09/15/22	2,609,619.51
Change	-

Required Reserve Amount	2,609,619.51

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$647,151.49	$522,494.00	$466,428.86
Number of Extensions	49	41	37
Ratio of extensions to Beginning of Period Receivables Balance	0.46%	0.35%	0.29%